BETTER 10K - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands			9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) segment	Dec. 31, 2022 USD ($) Segment reportingUnit	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Cash, FDIC insured amount				$ 1,700	$ 3,300
Restricted Cash	$ 29,443		$ 27,806	$ 28,106	40,555	$ 27,806
Number of reporting units | reportingUnit				1
Loan Commitment, Asset				$ 16,119	121,723	0
Net investment in sales-type lease				900	11,100
Embedded Derivative, Fair Value of Embedded Derivative Asset				$ 236,603	0	0
Number of reportable segments			1	1
Operating Lease, Right-of-Use Asset				$ 41,979	56,970	23,550		$ 65,889	$ 0
Operating Lease, Liability				$ 60,049	73,657	$ 33,307	$ 13,000	$ 69,566	$ 0
Minimum
Line of Credit Facility [Line Items]
Lease term				1 year
Minimum | Computer and Hardware
Line of Credit Facility [Line Items]
Property and equipment useful life			3 years
Minimum | Furniture and equipment
Line of Credit Facility [Line Items]
Property and equipment useful life			4 years
Maximum
Line of Credit Facility [Line Items]
Lease term				10 years
Maximum | Computer and Hardware
Line of Credit Facility [Line Items]
Property and equipment useful life			5 years
Maximum | Furniture and equipment
Line of Credit Facility [Line Items]
Property and equipment useful life			7 years
Impairment of Loan Commitment Asset | Operational Restructuring Program
Line of Credit Facility [Line Items]
Asset Impairment Charges	$ 38,300	$ 67,300		$ 105,600	$ 0
Computer Software
Line of Credit Facility [Line Items]
Finite-Lived Intangible Asset, Useful Life			3 years	3 years	3 years
Pre-Closing Bridge Notes
Line of Credit Facility [Line Items]
Discount on bridge notes					$ 291,900